GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Goodwill, beginning balance	$ 2,014	$ 1,970
Acquisition of CyberSeal	3,181
Foreign currency translation adjustments	222	44
Goodwill, ending balance	5,417	2,014
Perimeter Security Systems [Member]
Goodwill [Line Items]
Goodwill, beginning balance	2,014	1,970
Acquisition of CyberSeal
Foreign currency translation adjustments	(23)	44
Goodwill, ending balance	1,991	2,014
Cyber [Member]
Goodwill [Line Items]
Goodwill, beginning balance
Acquisition of CyberSeal	3,181
Foreign currency translation adjustments	245
Goodwill, ending balance	$ 3,426